Investments (Aging Of Past Due Commercial Mortgage Loans By Property Type) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 6,140	$ 6,772
% of total	100.00%	100.00%
Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,898	1,974
% of total	31.00%	29.00%
Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,707	1,788
% of total	28.00%	26.00%
Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,590	1,850
% of total	26.00%	27.00%
Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	641	725
% of total	10.00%	11.00%
Mixed Use/Other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	304	435
% of total	5.00%	7.00%
31-60 Days Past Due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	115
% of total	2.00%
31-60 Days Past Due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	107
31-60 Days Past Due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	3
31-60 Days Past Due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4
31-60 Days Past Due | Mixed Use/Other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1
61-90 Days Past Due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	3	6
61-90 Days Past Due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment		6
61-90 Days Past Due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	3
Greater Than 90 Days Past Due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	15	39
% of total		1.00%
Greater Than 90 Days Past Due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment		27
Greater Than 90 Days Past Due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	15	12
Total Past Due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	133	45
% of total	2.00%	1.00%
Total Past Due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	107
Total Past Due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	3	33
Total Past Due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	22	12
Total Past Due | Mixed Use/Other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1
Current
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	6,007	6,727
% of total	98.00%	99.00%
Current | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,791	1,974
Current | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,704	1,755
Current | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,568	1,838
Current | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	641	725
Current | Mixed Use/Other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 303	$ 435